Restructuring, Impairment and Plant Closing and Transition Costs (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Accrued Restructuring, Impairment and Plant Closing Costs by Type of Cost and Initiative
As of December 31, 2021, 2020 and 2019, current and non-current accrued restructuring costs by type of cost and initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued restructuring costs as of January 1, 2019	$32	$—	$32
2019 charges for 2018 and prior initiatives	7	13	20
2019 charges for 2019 initiatives	5	—	5
2019 payments for 2018 and prior initiatives	(24)	(12)	(36)
2019 payments for 2019 initiatives	(5)	—	(5)
Accrued restructuring costs as of December 31, 2019	$15	$1	$16
2020 adjustments for 2019 and prior initiatives	(1)	(1)	(2)
2020 charges for 2019 and prior initiatives	5	10	15
2020 charges for 2020 initiatives	9	1	10
2020 payments for 2019 and prior initiatives	(11)	(9)	(20)
2020 payments for 2020 initiatives	—	(1)	(1)
Foreign currency effect on liability balance	1	$—	$1
Accrued restructuring costs as of December 31, 2020	$18	$1	$19
2021 charges for 2020 and prior initiatives	12	10	22
2021 payments for 2020 and prior initiatives	(7)	(10)	(17)
Foreign currency effect on liability balance	(1)	(1)	(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22

(1)The total workforce reduction reserves of $22 million at December 31, 2021 relate to the termination of 148 positions, of which 25 positions had been terminated but not yet paid as of December 31, 2021.
(2)Accrued liabilities remaining at December 31, 2021 and 2020 by year of initiatives were as follows:

	December 31,
	2021	2020
2019 initiatives and prior	$8	$9
2020 initiatives	14	10
Total	$22	$19

Schedule of Accrued Liabilities by Year of Initiatives	Accrued liabilities remaining at December 31, 2021 and 2020 by year of initiatives were as follows:

	December 31,
	2021	2020
2019 initiatives and prior	$8	$9
2020 initiatives	14	10
Total	$22	$19

Schedule of Details with Respect to Reserves for Restructuring, Impairment and Plant Closing Costs, Provided by Segment and Initiative	Details with respect to our reserves for restructuring are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued restructuring costs as of January 1, 2019	$32	$—	$32
2019 charges for 2018 and prior initiatives	20	—	20
2019 charges for 2019 initiatives	5	—	5
2019 payments for 2018 and prior initiatives	(36)	—	(36)
2019 payments for 2019 initiatives	(5)	—	(5)
Accrued restructuring costs as of December 31, 2019	$16	$—	$16
2020 adjustments for 2019 and prior initiatives	(2)	—	(2)
2020 charges for 2019 and prior initiatives	14	1	15
2020 charges for 2020 initiatives	9	1	10
2020 payments for 2019 and prior initiatives	(19)	(1)	(20)
2020 payments for 2020 initiatives	(1)	—	(1)
Accrued restructuring costs as of December 31, 2020	$18	$1	$19
2021 charges for 2020 and prior initiatives	21	1	22
2021 payments for 2020 and prior initiatives	(16)	(1)	(17)
Foreign currency effect on liability balance	(2)	—	(2)
Accrued restructuring costs as of December 31, 2021	$21	$1	$22
Current portion of restructuring reserves	$14	$1	$15
Long-term portion of restructuring reserve	$7	$—	$7

Schedule of Cash and Noncash Restructuring Charges by Initiative	Details with respect to restructuring, impairment and plant closing and transition costs for the years ended December 31, 2021, 2020 and 2019 are provided below:

	2021	2020	2019
Cash restructuring charges	$21	$25	$25
Other plant closure costs	42	—	—
Early Settlement of contractual obligations	—	—	(14)
Accelerated depreciation	5	32	22
Impairment of assets	—	3	—
Adjustments to restructuring plans initiated prior to 2019	—	(2)	—
Total Restructuring, Impairment of Plant Closing and Transition Costs	$68	$58	$33